Scharf ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	32,422	$15,681,549

Capital Markets - 7.1%
Brookfield Corp.	666,014	30,563,382
CME Group, Inc.	76,095	20,780,023
		51,343,405

Entertainment - 2.5%
Walt Disney Co.	160,480	18,257,810

Financial Services - 7.8%
Berkshire Hathaway, Inc. - Class B (a)	56,783	28,541,975
Visa, Inc. - Class A	80,490	28,228,648
		56,770,623

Food Products - 2.5%
Hershey Co.	100,058	18,208,555

Ground Transportation - 6.5%
U-Haul Holding Co.	272,498	12,736,557
Union Pacific Corp.	147,595	34,141,675
		46,878,232

Health Care Equipment & Supplies - 1.9%
Smith & Nephew PLC - ADR	223,690	7,339,269
Smith & Nephew PLC	367,900	6,141,833
		13,481,102

Health Care Providers & Services - 11.0%
Centene Corp. (a)	473,657	19,490,986
McKesson Corp.	55,039	45,147,941
UnitedHealth Group, Inc.	45,249	14,937,147
		79,576,074

Hotels, Restaurants & Leisure - 4.0%
Booking Holdings, Inc.	5,365	28,731,345

Insurance - 11.7%
Aon PLC - Class A	44,431	15,678,811
Chubb Ltd.	80,867	25,240,208
Markel Group, Inc. (a)	13,725	29,503,946
Marsh & McLennan Cos., Inc.	77,409	14,360,918
		84,783,883

Interactive Media & Services - 3.0%
Meta Platforms, Inc. - Class A	33,006	21,786,930

IT Services - 0.0% (b)
Accenture PLC - Class A	260	69,758

Life Sciences Tools & Services - 4.2%
Agilent Technologies, Inc.	106,754	14,526,017
Thermo Fisher Scientific, Inc.	27,510	15,940,669
		30,466,686

Machinery - 4.5%
Donaldson Co., Inc.	80,488	7,136,066
Otis Worldwide Corp.	289,142	25,256,554
		32,392,620

Metals & Mining - 4.2%
Franco-Nevada Corp.	146,763	30,421,035

Oil, Gas & Consumable Fuels - 3.4%
Occidental Petroleum Corp.	599,049	24,632,895

Pharmaceuticals - 7.1%
Novartis AG - ADR	185,269	25,543,037
Zoetis, Inc.	208,012	26,172,070
		51,715,107

Software - 11.0%
Adobe, Inc. (a)	47,787	16,724,972
Microsoft Corp.	86,562	41,863,115
Oracle Corp.	107,396	20,932,554
		79,520,641

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co. Ltd.	63,550	5,289,400
TOTAL COMMON STOCKS (Cost $513,690,005)		690,007,650

PREFERRED STOCKS - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd., 0.00%	226,948	14,052,800
TOTAL PREFERRED STOCKS (Cost $3,670,298)		14,052,800

EXCHANGE TRADED FUNDS - 1.9%
iShares Silver Trust (a)	146,107	9,412,213
SPDR Gold MiniShares Trust (a)	49,836	4,254,499
TOTAL EXCHANGE TRADED FUNDS (Cost $8,864,532)		13,666,712

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class Z, 3.64% (c)	5,934,518	5,934,518
TOTAL MONEY MARKET FUNDS (Cost $5,934,518)		5,934,518

TOTAL INVESTMENTS - 100.0% (Cost $532,159,353)		723,661,680
Other Assets in Excess of Liabilities - 0.0% (b)		331,328
TOTAL NET ASSETS - 100.0%		$723,993,008

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Scharf ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$690,007,650	$–	$–	$690,007,650
Preferred Stocks	14,052,800	–	–	14,052,800
Exchange Traded Funds	13,666,712	–	–	13,666,712
Money Market Funds	5,934,518	–	–	5,934,518
Total Investments	$723,661,680	$–	$–	$723,661,680